SHARE CAPITAL - Narrative (Details) - USD ($)			3 Months Ended		9 Months Ended
	Jan. 17, 2023	Jun. 17, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of classes of share capital [line items]
Sale of stock, number of shares authorized for sale, value		$ 125,000,000
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs				$ 19,186,356	$ 8,580,405	$ 19,186,356
Sale of stock, price per share (in usd per share)			$ 1.93		$ 1.93
Gross consideration for shares sold					$ 9,430,894
Payments for share issue costs					850,489
Proceeds from the issuance of units through the December 2022 Offering - Common Shares, net of issuance costs			$ 0	$ 0	4,175,836	0
Over-Allotment Option
Disclosure of classes of share capital [line items]
Issuance of shares though "at-the-market" equity program (in shares)	2,952,755
Sale of stock, price per share (in usd per share)	$ 2.54
Gross consideration for shares sold	$ 7,499,998
Payments for share issue costs	664,522
Proceeds from the issuance of units through the December 2022 Offering - Common Shares, net of issuance costs	$ 6,835,476
December 2022 Offering
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs					$ 4,175,836
Issuance of shares though "at-the-market" equity program (in shares)					2,952,755
Gross consideration for shares sold					$ 4,592,772
Payments for share issue costs					416,936
Commission Costs
Disclosure of classes of share capital [line items]
Payments for share issue costs					141,462
Commission Costs | December 2022 Offering
Disclosure of classes of share capital [line items]
Payments for share issue costs					302,642
Legal Costs
Disclosure of classes of share capital [line items]
Payments for share issue costs					709,027
Legal Costs | December 2022 Offering
Disclosure of classes of share capital [line items]
Payments for share issue costs					114,294
Share capital
Disclosure of classes of share capital [line items]
Number of shares settled (in shares)			1,287,272
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs					$ 8,580,405	$ 19,186,356
Issuance of shares though "at-the-market" equity program (in shares)			0	4,708,822	4,894,060	4,708,822